[Missing Graphic Reference]	Douglas Scully Vice President, Corporate Counsel
The Prudential Insurance Company of America 213 Washington Street, Newark, NJ 07102-2917 Tel 203 925-6960 douglas.scully@prudential.com

August 24, 2015

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Definitive Supplement and Statement of Additional Information Pursuant to Rule 497(j)
Pruco Life Flexible Premium Variable Annuity Account (“Registrant”)
File Nos. 333-192701 and 811-07325

Dear Sir/Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
With respect to the supplement and statement of additional information included in the above-referenced Registration Statement, the form of supplement and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in Post-Effective Amendment No. 6 to the Registration Statement; and

2.	The text of Post-Effective Amendment No. 6 was filed with the Commission electronically on August 19, 2015.

Very truly yours,

/s/Douglas Scully
Douglas Scully
Vice President,
Corporate Counsel